Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table presents basic and diluted earnings per share:

	2017	2016	2015
Net income / (loss) attributable to Despegar.com Corp.	42,366	17,797	(85,276)
Earnings per share attributable to Despegar.com Corp.
Basic	0.69	0.30	(1.49)
Diluted	0.69	0.30	(1.49)
Weighted average number of shares outstanding
Basic	61,457	58,518	57,078
Dilutive effect of restricted stock units	90	90	n/a